Shareholders' contributions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			51 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Sep. 24, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock Repurchase Program, Authorized Percentage of Outstanding Stock					5.00%
Par value per share (in usd per share)	$ 1.5			$ 1.5
Purchase of treasury shares	$ 38,367	$ 4,772	$ 319
Treasury shares	4,643,396			4,643,396
Share Repurchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased under program				6,742,183
Employee share options exercised (in shares)				2,101,777
Purchase of treasury shares	$ 38,367	$ 4,772	$ 320